Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Summary of Cash and Cash Equivalents and Fixed Deposits Held at Banks (Detail)
¥ in Thousands, $ in Thousands
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash and cash equivalents [abstract]
Deposits with banks within three months to maturity when placed	¥ 360,000	$ 55,331	¥ 360,000
Cash at banks and in hand	391,612	60,190	536,799
Cash and cash equivalents in the consolidated statement of financial position and consolidated statement of cash flows	751,612	115,521	896,799	$ 137,835	¥ 817,247	¥ 556,990
Fixed bank deposits with maturity periods over three months	290,000	44,572	290,000
Pleged bank deposits	35,200	5,410	32,100
Cash and cash equivalents	¥ 1,076,812	$ 165,503	¥ 1,218,899